UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 10-D

                         ASSET-BACKED ISSUER
         DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                 THE SECURITIES EXCHANGE ACT OF 1934


               For the monthly distribution period from
                February 27, 2007 to March 26, 2007

        Commission File Number of issuing entity:  333-134461-06

            Novastar Mortgage Funding Trust, Series 2007-1
        (Exact name of issuing entity as specified in its Charter)

         Commission File Number of depositor:   333-134461

              Novastar Certificates Financing Corporation
         (Exact name of depositor as specified in its Charter)

                  Novastar Mortgage Funding Corporation
          (Exact name of sponsor as specified in its Charter)

                              Delaware
     (State or other jurisdiction of incorporation or organization of the issuing entity)

                             48-1195807
                (I.R.S. Employer Identification No.)

        Care of Deutsche Bank National Trust Company as Trustee
             1761 East St. Andrew Place, Santa Ana CA
      (Address of principal executive offices of the issuing entity)
                                92705
                              (Zip Code)


   Registrant's Telephone Number, Including Area Code:  (816) 237-7000
                                  NONE
     (Former name or former address, if changed since last report)


                Registered / reporting pursuant to (check one)
                Section 12(b)  Section 12(g)  Section 15(d)  Name of Exchange
Title of Class                                             (if Section 12(b))
Class A-1A             [ ]             [ ]             [X]        Not Applicable
Class A-2A1            [ ]             [ ]             [X]        Not Applicable
Class A-2A2            [ ]             [ ]             [X]        Not Applicable
Class A-2B             [ ]             [ ]             [X]        Not Applicable
Class A-2C             [ ]             [ ]             [X]        Not Applicable
Class A-2D             [ ]             [ ]             [X]        Not Applicable
Class M-1              [ ]             [ ]             [X]        Not Applicable
Class M-2              [ ]             [ ]             [X]        Not Applicable
Class M-3              [ ]             [ ]             [X]        Not Applicable
Class M-4              [ ]             [ ]             [X]        Not Applicable
Class M-5              [ ]             [ ]             [X]        Not Applicable
Class M-6              [ ]             [ ]             [X]        Not Applicable
Class M-7              [ ]             [ ]             [X]        Not Applicable
Class M-8              [ ]             [ ]             [X]        Not Applicable
Class M-9              [ ]             [ ]             [X]        Not Applicable


Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to
such filing requirements for the past 90 days.                Yes [X] No [ ]


PART I   DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.
         On March 26, 2007 a distribution was made to holders of NovaStar Mortgage Funding Trust, Series 2007-1, NovaStar Home Equity Loan Asset-Backed Certificates, Series 2007-1

         The distribution report is attached Exhibit 99.1 to this Form 10-D.

PART II   OTHER INFORMATION

Item 2.  Legal Proceedings.
           In December 2005, a putative class action was filed against NovaStar Mortgage Inc. ("NMI") in the United States District Court for the Western District of Washington entitled Pierce et al. v. NovaStar Mortgage, Inc. Plaintiffs contend that NMI failed to disclose prior to closing that a broker payment would be made on their loans, which was an unfair and deceptive practice in violation of the Washington Consumer Protection Act. Plaintiffs seek excess interest charged, and treble damages as provided in the Washington Consumer Protection Act and attorney's fees. On October 31, 2006, the district court granted plaintiffs' motion to certify a Washington state class. NMI sought to appeal the grant of class certification; however, a panel of the Ninth Circuit Court of Appeals denied the request for interlocutory appeal so review of the class certification order must wait until after a final judgment is entered, if necessary. The case is set for trial on April 23, 2007. NMI believes that it has valid defenses to plaintiffs' claims and it intends to vigorously defend against them.

           In addition, NMI is currently a party to various other legal proceedings and claims, including, but not limited to, breach of contract claims, class action or individual claims for violations of the RESPA, FLSA, federal and state laws prohibiting employment discrimination, federal and state laws prohibiting discrimination in lending and federal and state licensing and consumer protection laws.

           While management, including internal counsel, currently believes that the ultimate outcome of all these proceedings and claims will not have a material adverse effect on NMI's financial condition or results of operations, litigation is subject to inherent uncertainties. If an unfavorable ruling were to occur, there exists the possibility of a material adverse impact on NMI's financial condition and results of operations.

Item 3.  Sales of Securities and Use of Proceeds.
         None.

Item 4.  Defaults Upon Senior Securities.
         None.

Item 5.  Submission of Matters to a Vote of Security Holders.
         None.

Item 6.  Significant Obligors of Pool Assets.
         None.

Item 7.  Significant Enhancement Provider Information.
         None.

Item 8.  Other Information.
         None.

Item 9.  Exhibits.
        (a) The following is a list of documents filed as part of this Report on Form 10-D:

            Monthly Statement to Noteholders on March 26, 2007 is
            Filed as Exhibit 99.1 hereto.

         (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed in the Exhibit Index that immediately follows the signature page hereof.


                               SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


                                       NovaStar Mortgage Funding Corporation
                                      (Depositor)

                                           /s/ Matt Kaltenrieder
                                           Name: Matt Kaltenrieder
                                           Title:  Vice President

     Date:  April 6, 2007


EXHIBIT INDEX

Exhibit Number

   EX-99.1 Monthly report distributed to holders.